NOTES PAYABLE (Details Narrative) - USD ($)										1 Months Ended								3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	May 09, 2022	Mar. 09, 2022	Mar. 02, 2022	Feb. 11, 2022	Jan. 14, 2022	Jan. 07, 2022	Nov. 08, 2021	Oct. 07, 2021	Jun. 02, 2020	Aug. 30, 2022	Mar. 30, 2022	Mar. 18, 2022	Feb. 18, 2022	Dec. 20, 2021	Nov. 22, 2021	Oct. 31, 2020	Jun. 22, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Amortization of debt discounts																							$ 226,640
Total Interest expense																						$ 112,403	616,893
Demand Notes																							35,200
Outstanding balance																									$ 25,200
Accrued interest																							$ 2,621
Interest rate																							3.50%
Common stock share issued					2,667													294,085		294,085			166,667
Common stock par value																		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Long term debt balance outstanding																		$ 4,331		$ 4,331		$ 3,884	$ 3,882	$ 3,884
Warrants purchase																				4,000	$ 0
Prior Period [Member]
Promissory note																			$ 1,841,592
Cash proceeds																			3,200,000
Prior payment																			$ 500,000
Common stock share issued																			6,667
Common stock par value																			$ 0.0001
SAFE Agreement Member
Unamortized discount																							47,674
Campaign Fund																$ 537,923								$ 39,618
Commission fee																6.00%								6.00%
securities issued in connection																2.00%								2.00%
Additional Campaign Fund																								$ 498,304
Agreements Description																								the Company entered into SAFEs with investors through a Regulation Crowdfunding campaign in exchange for cash investments. Upon a future equity financing of greater than $1,000,000, the SAFE securities were convertible at the option of the Company into securities identical to those issued in the future equity financing (“Shadow Securities”), except (1) they do not have the right to vote except as required by law, (2) they must vote in accordance with the majority of the investors in such future equity financing with respect to any such required vote and (3) they are not entitled to any inspection or information rights. If the Company elected to convert the securities upon the closing of a future equity financing, the investors would have received the number of Shadow Securities equal to the greater the quotient obtained by dividing the amount the investor paid (the “Purchase Amount”) for the securities by
Common stock issued after conversion of SAFE	5,134
Payment to SAFE investors	$ 5,790
Tranche Six [Member]
Discount on issuence				15.00%
Senior Secured Convertible Promissory Note				$ 115,000
Cash proceeds				$ 100,000
Conversion price				$ 622.50
Acquired share				$ 185
Initial price				$ 622.50
Fairv value of warrants				$ 8,411
Warrants purchase				38,910
Subscription amount of notes				$ 2,500,000
Tranche Nine [Member]
Discount on issuence		15.00%
Senior Secured Convertible Promissory Note		$ 345,000
Cash proceeds		$ 300,000
Conversion price		$ 622.50
Acquired share		$ 555
Initial price		$ 622.50
Fairv value of warrants		$ 25,223
Subscription amount of notes		3,200,000
Warrants purchase		$ 45,376
Tranche One [Member]
Unamortized discount																							387,957
Discount on issuence								15.00%
Senior Secured Convertible Promissory Note								$ 1,150,000
Cash proceeds								$ 1,000,000
Conversion price								$ 229.50
Acquired share								$ 5,011
Initial price								$ 229.50
Fairv value of warrants								$ 413,164
Tranche Two [Member]
Unamortized discount																							68,514
Discount on issuence							15.00%
Senior Secured Convertible Promissory Note							$ 402,500
Cash proceeds							$ 350,000
Conversion price							$ 622.50
Acquired share							$ 647
Initial price							$ 622.50
Fairv value of warrants							$ 32,748
Tranche Three [Member]
Unamortized discount																							72,859
Discount on issuence															15.00%
Senior Secured Convertible Promissory Note															$ 402,500
Cash proceeds															$ 350,000
Conversion price															$ 622.50
Acquired share															$ 647
Initial price															$ 622.50
Fairv value of warrants															$ 32,660
Tranche Four [Member]
Unamortized discount																							69,931
Discount on issuence														15.00%
Senior Secured Convertible Promissory Note														$ 345,000
Cash proceeds														$ 300,000
Conversion price														$ 622.50
Acquired share														$ 555
Initial price														$ 622.50
Fairv value of warrants														$ 27,901
Tranche Five [Member]
Discount on issuence					15.00%
Senior Secured Convertible Promissory Note					$ 460,000
Cash proceeds					$ 400,000
Conversion price					$ 622.50
Acquired share					$ 739
Initial price					$ 622.50
Fairv value of warrants					$ 33,375
Tranche Seven [Member]
Discount on issuence													15.00%
Senior Secured Convertible Promissory Note													$ 115,000
Cash proceeds													$ 100,000
Conversion price													$ 622.50
Acquired share													$ 185
Initial price													$ 622.50
Fairv value of warrants													$ 8,400
Subscription amount of notes													2,900,000
Warrants purchase													$ 42,605
Tranche Eight [Member]
Discount on issuence			15.00%
Senior Secured Convertible Promissory Note			$ 115,000
Cash proceeds			$ 100,000
Conversion price			$ 622.50
Acquired share			$ 185
Initial price			$ 622.50
Fairv value of warrants			$ 8,135
Tranche Ten [Member]
Discount on issuence												15.00%
Senior Secured Convertible Promissory Note												$ 115,000
Cash proceeds												$ 100,000
Conversion price												$ 622.50
Acquired share												$ 185
Initial price												$ 622.50
Fairv value of warrants												$ 8,481
Tranche Eleventh [Member]
Discount on issuence											15.00%
Senior Secured Convertible Promissory Note											$ 115,000
Cash proceeds											$ 100,000
Conversion price											$ 622.50
Acquired share											$ 185
Initial price											$ 622.50
Fairv value of warrants											$ 8,541
Related Party Loans Member
Outstanding loan																		$ 2,500		2,500
Michael James Member
Senior Secured Convertible Promissory Note																							$ 1,200,000
Related party transaction description of transaction																							the Company’s Chief Financial Officer. The Convertible Notes matured on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Notes, which bore interest at a rate of 12.00% per annum, were convertible into shares of Common Stock at any time at the election of Mr. James at a conversion price equal to $138.75 (subject to adjustment for forward reverse stock splits and the like after the issuance date). Upon the closing of the IPO on May 9, 2022, Mr. James converted $1,200,000 of convertible notes and $117,800 of accrued interest into 9,498 shares of common stock
Mr James Member
Senior Secured Convertible Promissory Note						$ 70,000
Convertible Promissory Note total						70,000																	$ 660,000
Related party transaction description of transaction																							which matured on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The Promissory Notes bore interest at a rate of 12% per annum
Promissory note total						$ 20,000
James Kras [Member]
Convertible Promissory Note total																							$ 35,200
Related party transaction description of transaction																							The funds borrowed were utilized to fund ongoing operations and did not accrue interest. The remaining outstanding balance of $25,200 was exchanged for a Convertible Promissory Note (the “Convertible Note”), which matures on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Note, which bears interest at a rate of 12.00% per annum, is convertible into shares of Common Stock at any time at the election of the Mr. Kras at a conversion price equal to $138.75 (subject to adjustment for forward reverse stock splits and the like after the issuance date). The Company may prepay any portion of the principal and accrued interest due under the Note at any time and without penalty, upon providing ten days written notice to Mr. Kras.
Vehicle Loan [Member]
Accrue interest																		7.60%						17.51%
financing agreements																		$ 158,214					$ 102,681
First Sament Note One Member
Outstanding balance																		677,073		677,073
Accrued interest																				17,910
Promissory note											3,000,000
debt principal																							23,203
First Sament Note Member
Outstanding balance																		3,106,458		3,106,458
Accrued interest																				82,451
Unamortized discount																		32,559		32,559			37,375
Promissory note									$ 653,870		$ 3,000,000
debt principal																							106,458
Interest rate									3.50%		3.50%
Other Loan Member
Promissory note																				95,000			$ 140,000
Evergreen Private Placement Member
Outstanding balance																		1,841,592		$ 1,841,592
Promissory note																			$ 1,753,750
Interest rate								5.00%												7.00%
Discount on issuence								15.00%
Cash proceeds																			$ 3,200,000.0	$ 4,000,000.0
Conversion price																				$ 150.00
Debt repayment	1,926,250
Accrued interest repaid	$ 26,881
Interest expense																				$ 577,875
Secured convertible notes								$ 2,000,000
Warrants purchase								$ 6,859
Public offering price								$ 150.00
Reset price																				$ 38.10
loss on extinguishment of debt charge																				$ 826,203
SBA Loan Member
Outstanding balance																		150,000		150,000
Interest rate																	3.75%
Loan proceeds																	$ 150,000
Greenleaf Note Member
Outstanding balance																		238,407		238,407
Accrued interest																		4,733
Promissory note										$ 1,136,000
Interest rate										5.00%
Monthly installment										$ 28,089
Guaranteed amount										$ 1,136,000
Long term debt balance outstanding																		$ 902,326		$ 902,326